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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


           /s/ Francis S.M. Chou                  Toronto, ON       May 17, 2010
---------------------------------------------    -------------      ------------
                 (Signature)                     (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        30
Form 13F Information Table Value Total:   478,622
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- ---------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                         VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER    ----------------------
       NAME OF ISSUER              TITLE        CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ---------- ---------- ------ ----
AMERICREDIT CORP             NOTE 0.750% 9/1  03060RAP6      494    485,000 PRN         SOLE                  485,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL A             084670108   23,142        190 SH          SOLE                      190      0    0
BIOVAIL CORP                 COM              09067J109   35,841  2,137,200 SH          SOLE                2,137,200      0    0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW10   17133Q106    3,208    165,111 SH          SOLE                  165,111      0    0
CRYPTOLOGIC LIMITED          SHS              G3159C109      232     60,000 SH          SOLE                   60,000      0    0
EXPRESSJET HOLDINGS INC      NOTE 11.250% 8/0 30218UAB4    1,996  2,017,000 PRN         SOLE                2,017,000      0    0
FLAGSTONE REINSURANCE HLDGS  SHS              G3529T105   17,190  1,500,000 SH          SOLE                1,500,000      0    0
GANNETT INC                  COM              364730101    5,337    323,035 SH          SOLE                  323,035      0    0
INTERNATIONAL COAL GRP INC N COM              45928H106   13,710  3,000,000 SH          SOLE                3,000,000      0    0
KING PHARMACEUTICALS INC     COM              495582108   80,296  6,827,900 SH          SOLE                6,827,900      0    0
K-SWISS INC                  CL A             482686102    4,945    472,720 SH          SOLE                  472,720      0    0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/1 52729NBM1   62,140 47,800,000 PRN         SOLE               47,800,000      0    0
MANNKIND CORP                NOTE 3.750% 12/1 56400PAA0    2,587  4,000,000 PRN         SOLE                4,000,000      0    0
MANNKIND CORP                COM              56400P201    2,880    438,989 SH          SOLE                  438,989      0    0
MCCLATCHY CO                 CL A             579489105    8,578  1,747,001 SH          SOLE                1,747,001      0    0
MEDIA GEN INC                CL A             584404107    7,868    949,082 SH          SOLE                  949,082      0    0
NOKIA CORP                   SPONSORED ADR    654902204      233     15,000 SH          SOLE                   15,000      0    0
OFFICE DEPOT INC             COM              676220106    9,357  1,172,503 SH          SOLE                1,172,503      0    0
OVERSTOCK COM INC DEL        COM              690370101   36,070  2,219,709 SH          SOLE                2,219,709      0    0
OVERSTOCK COM INC DEL        NOTE 3.750% 12/0 690370AB7    9,210 10,120,000 PRN         SOLE               10,120,000      0    0
QWEST COMMUNICATIONS INTL IN COM              749121109   10,440  2,000,000 SH          SOLE                2,000,000      0    0
RCN CORP                     COM NEW          749361200   25,649  1,700,884 SH          SOLE                1,700,884      0    0
RYANAIR HLDGS PLC            SPONSORED ADR    783513104      543     20,000 SH          SOLE                   20,000      0    0
SANOFI AVENTIS               SPONSORED ADR    80105N105   19,054    510,000 SH          SOLE                  510,000      0    0
SEARS HLDGS CORP             COM              812350106   36,183    333,700 SH          SOLE                  333,700      0    0
SK TELECOM LTD               SPONSORED ADR    78440P108   23,268    170,000 SH          SOLE                  170,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    2,934  6,123,200 SH          SOLE                6,123,200      0    0
SYMETRA FINL CORP            COM              87151Q106    2,293    174,000 SH          SOLE                  174,000      0    0
UTSTARCOM INC                COM              918076100    3,479  1,247,051 SH          SOLE                1,247,051      0    0
WATSON PHARMACEUTICALS INC   COM              942683103   29,465    705,400 SH          SOLE                  705,400      0    0
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